Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2
022
 PAY-VERSUS-PERFORMANCE

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #1 1	COMPENSATION ACTUALLY PAID TO PEO #1 1,2	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #2 1,2	COMPENSATION ACTUALLY PAID TO PEO #2 2	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS 3	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS 2,3	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN MM)	NON-GAAP OP 5 ($ IN MM)
							COMPANY TSR	PEER GROUP TSR 4

2022	$5,660,334	$1,604,309	$4,291,389	$(9,050,186)	$2,715,165	$698,389	$13.45	$117.81	$(581.4)	$197.50
2021	—	—	$26,169,529	$16,042,728	$3,586,248	$1,842,238	$85.70	$137.76	$(78.80)	$332.70
2020	—	—	$5,312,150	$4,760,010	$1,648,091	$1,542,660	$100.95	$111.81	$(269.10)	$335.40

1
Mr. Marquez (PEO #1) became President and Chief Executive Officer of the Company on March 11, 2022. Mr. Schmid (PEO #2), the Company’s prior President and Chief Executive Officer, stepped down from the role effective on the same date. Amounts reported in the 2022 Summary Compensation Table Total column for Mr. Schmid primarily reflect approximately $4.0 million of severance-related payments and benefits provided pursuant to Mr. Schm id’s S
eparation and Transition Agreement dated February 9, 2022, as further discussed under the heading “
Post-Termination Payments Tables
.”

2	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
PEO #1

2022
Summary Compensation Table (“SCT”) Total	$5,660,334
Less:
SCT—Stock Awards	(4,343,685)
Plus:
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year end (“FYE”)	847,257
Change in fair value of awards granted in prior years unvested at FYE	(544,491)
Change in fair value of awards granted in prior years that met vesting conditions during FY	(15,106)
Compensation Actually Paid	$1,604,309
PEO #2

	2022	2021	2020
Summary Compensation Table Total	$4,291,389	$26,169,529	$5,312,150
Less:
SCT—Stock Awards	—	(22,104,207)	(1,629,598)
SCT—Option Awards	—	—	(1,543,755)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(13,246,648)	(2,256,669)	—
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE	—	13,434,625	2,277,665
Change in fair value of awards granted in prior years unvested at FYE	—	208,654	281,159
Change in fair value of awards granted in prior years that met vesting conditions during FY	(94,927)	590,795	62,389
Compensation Actually Paid	$(9,050,186)	$16,042,728	$4,760,010

2023 PROXY STATEMENT |	79

Table of Contents

Average of
Non-PEO
NEOs

	2022	2021	2020
Summary Compensation Table Total	$2,715,165	$3,586,248	$1,648,091
Less:
SCT—Stock Awards	(1,621,070)	(2,178,772)	(301,225)
SCT—Option Awards	—	—	(71,341)
SCT—Change in Pension value and Non-Qualified Deferred Compensation Earnings	(894)	(26,736)	(31,535)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(201,203)	(251,068)	(147,782)
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE	101,343	612,789	397,084
Change in fair value of awards granted in prior years unvested at FYE	(303,296)	23,320	26,218
Vesting fair value of awards granted in FY that vested during the FY	8,660	—	—
Change in fair value of awards granted in prior years that met vesting conditions during FY	(13,816)	53,208	3,350
Service cost for defined benefit and actuarial pension plans	13,500	23,250	19,800
Compensation Actually Paid	$698,389	$1,842,238	$1,542,660

3
For 2022, the individuals included in the
non-PEO
NEO Average were Messrs. Rutherford, Näher, Heyden, Caldwell, and Leiken and Ms. Patrick. For 2021, the individuals included were Messrs. Rutherford, Näher, Heyden, and Leiken. For 2020, the individuals included were Messrs. Rutherford, Näher, Heyden, and Leiken, and Mr. Alan Kerr, the Company’s former Senior Vice President, Software and Chief Revenue Officer.

4
The amounts set forth under the heading “
Peer Group TSR
” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P MidCap 400 index.

5
The Committee determined that Non-GAAP OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022. More information about Non-GAAP OP can be found under the heading “Definitions of Key Compensation Terms” in the “Compensation Discussion and Analysis.” This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP OP
Named Executive Officers, Footnote [Text Block]	Mr. Marquez (PEO #1) became President and Chief Executive Officer of the Company on March 11, 2022. Mr. Schmid (PEO #2), the Company’s prior President and Chief Executive Officer, stepped down from the role effective on the same date.
3
For 2022, the individuals included in the
non-PEO
NEO Average were Messrs. Rutherford, Näher, Heyden, Caldwell, and Leiken and Ms. Patrick. For 2021, the individuals included were Messrs. Rutherford, Näher, Heyden, and Leiken. For 2020, the individuals included were Messrs. Rutherford, Näher, Heyden, and Leiken, and Mr. Alan Kerr, the Company’s former Senior Vice President, Software and Chief Revenue Officer.

Peer Group Issuers, Footnote [Text Block]	The amounts set forth under the heading “
Peer Group TSR
	” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P MidCap 400 index.
Adjustment To PEO Compensation, Footnote [Text Block]
The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
PEO #1

2022
Summary Compensation Table (“SCT”) Total	$5,660,334
Less:
SCT—Stock Awards	(4,343,685)
Plus:
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year end (“FYE”)	847,257
Change in fair value of awards granted in prior years unvested at FYE	(544,491)
Change in fair value of awards granted in prior years that met vesting conditions during FY	(15,106)
Compensation Actually Paid	$1,604,309
PEO #2

	2022	2021	2020
Summary Compensation Table Total	$4,291,389	$26,169,529	$5,312,150
Less:
SCT—Stock Awards	—	(22,104,207)	(1,629,598)
SCT—Option Awards	—	—	(1,543,755)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(13,246,648)	(2,256,669)	—
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE	—	13,434,625	2,277,665
Change in fair value of awards granted in prior years unvested at FYE	—	208,654	281,159
Change in fair value of awards granted in prior years that met vesting conditions during FY	(94,927)	590,795	62,389
Compensation Actually Paid	$(9,050,186)	$16,042,728	$4,760,010

Non-PEO NEO Average Total Compensation Amount	$ 2,715,165	$ 3,586,248	$ 1,648,091
Non-PEO NEO Average Compensation Actually Paid Amount	$ 698,389	1,842,238	1,542,660
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average of
Non-PEO
NEOs

	2022	2021	2020
Summary Compensation Table Total	$2,715,165	$3,586,248	$1,648,091
Less:
SCT—Stock Awards	(1,621,070)	(2,178,772)	(301,225)
SCT—Option Awards	—	—	(71,341)
SCT—Change in Pension value and Non-Qualified Deferred Compensation Earnings	(894)	(26,736)	(31,535)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(201,203)	(251,068)	(147,782)
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE	101,343	612,789	397,084
Change in fair value of awards granted in prior years unvested at FYE	(303,296)	23,320	26,218
Vesting fair value of awards granted in FY that vested during the FY	8,660	—	—
Change in fair value of awards granted in prior years that met vesting conditions during FY	(13,816)	53,208	3,350
Service cost for defined benefit and actuarial pension plans	13,500	23,250	19,800
Compensation Actually Paid	$698,389	$1,842,238	$1,542,660

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Diebold Total Shareholder Return (“TSR”) and “Compensation Actually Paid”
Our TSR decreased over the disclosed period from $
100.95
to $
13.45
. The “Compensation Actually Paid” to our
non-PEO
NEOs (on average) decreased from
$
1,542,660
in 2020 to
$
698,389
i
n
2022 (excluding, the impact of the grant of the 2021 Transformation Award to our CFO, which has subsequently been forfeited). Thus, “Compensation Actually Paid” generally decreased over the period as TSR does, even though we have not used TSR as a metric for incentive compensation awards during the disclosed period. This is because a significant portion of named executive officer compensation is granted through PSUs or RSUs which track the Company’s share price. In addition, we use revenue and operating profit metrics in our incentive plans, each of which may indirectly impact our stock price. Accordingly, as the Company’s stock price increases (and TSR likewise increases), the value of a named executive officer’s long-term incentives will generally increase proportionately. Similarly, as the Company’s stock price decreases, the value of a named executive officer’s long-term incentives will generally decrease proportionately. While changes in the Company’s TSR were a factor in reducing “Compensation Actually Paid” for our PEOs for the 2020 to 2022 period, “Compensation Actually Paid” for Mr. Schmid, PEO #2, was significantly impacted by the grant in 2021 and the subsequent forfeiture in 2022 of the 2021 Transformation Awards described in our “
Compensation Discussion and Analysis
.”

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements are tracked through our use of
Non-GAAP
OP / Adjusted EBITDA metrics in our annual incentive plan and a cumulative Adjusted EBITDA metric for our performance share units. Accordingly, “Compensation Actually Paid’ includes: (a) bonuses earned in 2020 (a payout of
71
% of the target annual bonus for named executive officers resulting solely from achievement against
Non-GAAP
OP) (b) bonuses earned in 2021 (a payout of
61
% of the target annual bonus for named executive officers in 2021, approximately half of which was attributed to
Non-GAAP
OP achievement); and (c) no payments under the 2022 annual incentive plan or long-term performance incentives that could have vested in 2021 or 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Non-GAAP OP and “Compensation Actually Paid”
Non-GAAP OP (as defined under the heading “
Compensation Discussion and Analysis—Definition of Key Compensation Terms
” above) has served as a critical financial performance measure (50% weighting) upon which annual incentive plan bonuses have been able to be earned since 2020. Accordingly, “Compensation Actually Paid” includes: (a) bonuses earned in 2020 (a payout of 71% of the target annual bonus for named executive officers resulting solely from achievement against Non-GAAP OP) (b) bonuses earned in 2021 (a payout of 61% of the target annual bonus for named executive officers in 2021, approximately half of which was attributed to Non-GAAP OP achievement); and (c) no payments under the 2022 annual incentive plan.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison Between Diebold TSR and Peer Group TSR
Over the three-year period measured in the table above, the Company’s TSR has decreased by approximately
87
%, while the TSR of the S&P 400 Midcap Index has increased by approximately
18
% over the same period. Relative performance measured against the S&P 400 Midcap Index has, from time to time, been included as a performance measure for certain of the Company’s long-term incentive vehicles, most recently performance-based grants covering a performance period from 2018-2020. Because the Company’s relative TSR performance for that grant cycle did not meet threshold performance against the S&P 400 Midcap Index, these grants were forfeited thus reducing the “Compensation Actually Paid” to named executive officers in 2020.

Tabular List [Table Text Block]
MOST IMPORTANT FINANCIAL MEASURES
Th
e below tabular list identifies the financial measures deemed by the People and Compensation Committee to be the most important financial measures for linking the compensation of the Company’s named executive officers to the performance of the Company:

MOST IMPORTANT FINANCIAL MEASURES
Consolidated Non-GAAP Operating Profit
Consolidated Unlevered Free Cash Flow
3-Year Cumulative Levered Free Cash Flow
3-Year Average Revenue Performance
Definitions for each of the foregoing financial measures have been provided under the heading “
Definition of Key Compensation Terms
” found in our “
Compensation Discussion and Analysis
” beginning on p
age 41 of thi
s Proxy Statement.

Total Shareholder Return Amount	$ 13.45	85.7	100.95
Peer Group Total Shareholder Return Amount	117.81	137.76	111.81
Net Income (Loss)	$ (581,400,000)	$ (78,800,000)	$ (269,100,000)
Company Selected Measure Amount	197,500,000	332,700,000	335,400,000
Payout Ratio	71.00%	61.00%
Change In TSR	87.00%	18.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Non-GAAP Operating Profit
Non-GAAP Measure Description [Text Block]
The Committee determined that Non-GAAP OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022. More information about Non-GAAP OP can be found under the heading “Definitions of Key Compensation Terms” in the “Compensation Discussion and Analysis.” This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Unlevered Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Cumulative Levered Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Average Revenue Performance
Severance related Payments and Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,000,000
Mr. Marquez [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,660,334
PEO Actually Paid Compensation Amount	$ 1,604,309
PEO Name	Mr. Marquez
Mr. Schmid [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,291,389	$ 26,169,529	$ 5,312,150
PEO Actually Paid Compensation Amount	$ (9,050,186)	16,042,728	4,760,010
PEO Name	Mr. Schmid
PEO [Member] | Mr. Marquez [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,343,685)
PEO [Member] | Mr. Marquez [Member] | Fair value of awards granted during FY outstanding and unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	847,257
PEO [Member] | Mr. Marquez [Member] | Change in fair value of awards granted in prior years unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(544,491)
PEO [Member] | Mr. Marquez [Member] | Change in fair value of awards granted in prior years that met vesting conditions during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,106)
PEO [Member] | Mr. Schmid [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,104,207)	(1,629,598)
PEO [Member] | Mr. Schmid [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,543,755)
PEO [Member] | Mr. Schmid [Member] | Prior FYE fair value for awards that failed to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,246,648)	(2,256,669)
PEO [Member] | Mr. Schmid [Member] | Fair value of awards granted during FY outstanding and unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,434,625	2,277,665
PEO [Member] | Mr. Schmid [Member] | Change in fair value of awards granted in prior years unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		208,654	281,159
PEO [Member] | Mr. Schmid [Member] | Change in fair value of awards granted in prior years that met vesting conditions during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,927)	590,795	62,389
Non-PEO NEO [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,621,070)	(2,178,772)	(301,225)
Non-PEO NEO [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(71,341)
Non-PEO NEO [Member] | SCT Change in Pension value and NonQualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(894)	(26,736)	(31,535)
Non-PEO NEO [Member] | Prior FYE fair value for awards that failed to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,203)	(251,068)	(147,782)
Non-PEO NEO [Member] | Fair value of awards granted during FY outstanding and unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,343	612,789	397,084
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(303,296)	23,320	26,218
Non-PEO NEO [Member] | Vesting fair value of awards granted in FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,660
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years that met vesting conditions during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,816)	53,208	3,350
Non-PEO NEO [Member] | Service cost for defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 13,500	$ 23,250	$ 19,800